Borrowings - Borrowings Outstanding with Availability for Borrowings (Parenthetical) (Detail) In Thousands, unless otherwise specified		12 Months Ended			12 Months Ended	1 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2013 2011 Nedbank Facility [Member] USD ($)	Jan. 31, 2013 2009 Nedbank South African Facilities [Member] USD ($)	Jan. 31, 2013 2009 Nedbank South African Facilities [Member] ZAR	Jan. 31, 2013 2011 Bank of the West Facility [Member] USD ($)	Jan. 25, 2013 Germany Credit Facility [Member]	Jan. 31, 2013 Germany Credit Facility [Member] USD ($)
Line of Credit Facility [Line Items]
Letter of credit agreement current borrowing capacity		$ 40,000			$ 30,000
Working capital facility		35,000		300,000
Nedbank Facility, interest rate		2.00%
Line of credit facility, interest rate description		Interest at 2% above the daily London Interbank Offered Rate (LIBOR) rate.			This facility bears interest at the Company's choice of either (a) the one-month LIBOR rate plus 1.5% or (b) the highest of (i) the bank's prime rate, (ii) 0.5% above the federal funds rate or (iii) 1% above the one-month LIBOR rate.	The German Credit Facility bears interest at the Euro OverNight Index Average rate plus 1.7% and provides for both cash draws and guarantees.
Letters of credit agreement	492,778	75,000	58,056	525,000	50,000		51,351
Interest rate over one month LIBOR rate under First condition					1.50%
Interest rate over Federal fund rate under sub-condition two of second condition					0.50%
Interest rate over one month LIBOR rate under sub-condition three of second condition					1.00%
Letter of credit, guarantees and forward exchange contract facility				225,000
Revolving asset-based finance facility				250,000
Interest rate over Euro OverNight Index Average rate						1.70%